Share Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 20, 2022 $ / shares	Oct. 04, 2022 USD ($) $ / shares shares	Sep. 29, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Aug. 31, 2022	Dec. 31, 2022 USD ($) yr shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares authorized to purchase | shares							18,900,000	18,900,000
Maximum percentage share compensation arrangements relative to outstanding shares							8.50%
Average share price of entity								$ 8.1		$ 8.76
Dividend recognized as distribution to owners per share	$ 0.02		$ 0.02	$ 0.02	$ 0.02
Proceeds from issue of ordinary shares | $							$ 86,031		$ 0
Compañia Minera Caserones [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of interest acquired in subsidiary						67.50%
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued | shares							6,249,148		2,968,000
Weighted average exercise price								$ 7.19		7.18
Fair value of option issued | $							$ 5,700	$ 5,700
Fair value per option							$ 1.35
Expected volatility							34.25%
Risk-free interest rate							4.03%
Dividend yield							1.12%
Expected life | yr							3
Description of option pricing model, share options granted							BSM
Weighted average share price at time of exercise of options								$ 7.82		$ 7.74
Weighted average remaining contractual life of outstanding share options							2 years 11 months 15 days		3 years 3 months 3 days
Number of options outstanding | shares							16,356,022	16,356,022	11,239,342	11,239,342	9,127,103
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued | shares							566,500
Fair value of option issued | $							$ 3,000	$ 3,000
Fair value per option							$ 5.25
Shares authorized for issuance share based compensation arrangement | shares							4,500,000	4,500,000
Vesting term							three year
Number of options outstanding | shares							2,262,667	2,262,667
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at time of exercise for other equity instruments exercised or vested in share-based payment arrangement								$ 7.4
Number of other equity instruments outstanding in share-based payment arrangement | shares							242,000	242,000	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement							$ 8.97	$ 8.97
Expiry date of other equity instruments							May 13, 2024
Public Share Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		18,055,000
Share price		$ 5.1
Proceeds from issue of ordinary shares | $		$ 92,100
Agent Fees | $		$ 4,600
Percentage of gross proceeds representing agent fees		5.00%
Employee Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued | shares							4,231,000
Weighted average exercise price								$ 7.12
Weighted average share price granted								$ 7.12